Significant Risks (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022	Dec. 31, 2024 HKD ($)
Significant Risks [Line Items]
Purchase denominated value (in Dollars)	$ 6,200,000
Purchases denominated appreciation	1.00%
Purchases denominated depreciation	1.00%
Deposits (in Dollars)	$ 3,020,683	$ 1,456,631
Allowance for expected credit losses (in Dollars)	2	5,430
Outstanding bank borrowings (in Dollars)	$ 5,178,003	$ 5,772,289
Percentage of bank borrowings	1.00%
Interest expense per annum (in Dollars)	$ 51,780
Minimum [Member]
Significant Risks [Line Items]
Purchase denominated value (in Dollars)	60,000.00
Insured amount	63,863			$ 500,000
Maximum [Member]
Significant Risks [Line Items]
Insured amount	$ 102,991			$ 800,000
Vendors One [Member] | Supplier Concentration Risk [Member] | Total Purchases [Member]
Significant Risks [Line Items]
Concentration risk percentage	25.00%	64.00%	65.00%
Vendors One [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Significant Risks [Line Items]
Concentration risk percentage	100.00%	100.00%
Vendors Two [Member] | Supplier Concentration Risk [Member] | Total Purchases [Member]
Significant Risks [Line Items]
Concentration risk percentage	18.00%	14.00%
Vendors Three [Member] | Supplier Concentration Risk [Member] | Total Purchases [Member]
Significant Risks [Line Items]
Concentration risk percentage	10.00%
Customer One [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Significant Risks [Line Items]
Concentration risk percentage	17.00%	18.00%	11.00%
Customer One [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Significant Risks [Line Items]
Concentration risk percentage		98.00%
Customer Two [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Significant Risks [Line Items]
Concentration risk percentage	16.00%	11.00%
Customer three [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Significant Risks [Line Items]
Concentration risk percentage		11.00%
Interest Rate Risk [Member]
Significant Risks [Line Items]
Outstanding bank borrowings (in Dollars)	$ 5,178,003
Percentage of bank borrowings	1.00%
Interest expense per annum (in Dollars)	$ 51,780
Hong Kong, Dollars
Significant Risks [Line Items]
Foreign exchange risk	7.8			7.8
United States of America, Dollars
Significant Risks [Line Items]
Foreign exchange risk	1			1